Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Basis of presentation
(a)	Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.
The Group evaluates the need to consolidate the VIEs and VIEs’ subsidiaries in which equity holders
do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.
As foreign-invested companies engaged in internet-based businesses is subject to significant restrictions under current PRC laws and regulations, the Group and its PRC subsidiary, Vipshop (China) Co., Ltd. (“Vipshop China”), as a wholly foreign owned enterprise (“WFOE”), are restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Group conducts the Internet-related operations in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”).
The Group, through Vipshop China, entered into a series of contractual arrangements with certain PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to have the power to direct the activities that most significantly impact the VIEs, and receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these VIEs. By entering into a series of contractual arrangements, the Group established three sets of VIEs: (i) Guangzhou Vipshop
E-Commerce
Co., Ltd. (“Vipshop
E-Commerce”);
(ii) Vipshop Information Technology Co., Ltd. (“Vipshop Information”); and (iii) Pin Jun Tong Enterprise Management & Consulting Co., Ltd. (“Pin Jun Tong”).
The Group has concluded that it is the ultimate primary beneficiary of these PRC domestic companies and accordingly, consolidates these VIEs.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through the WFOE, entered into with the consolidated VIEs and their Nominee Shareholders:

Equity Interest Pledge Agreements
The Nominee Shareholders of these PRC domestic companies pledged all of their equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully perform its obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement, and pay the consulting and service fees and repay the loan and the accrued interests to the WFOE when the same becomes due. The agreement will remain in effect until all of the obligations of these PRC domestic companies under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement have been duly performed or terminated.
Exclusive Option Agreement
The Nominee Shareholders of these PRC domestic companies granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in these PRC domestic companies at the WFOE’s sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted by applicable PRC laws.
Power of Attorney Agreements
The Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in these PRC domestic companies.
Exclusive Business Cooperation Agreement
The WFOE entered into an agreement with these PRC domestic companies to provide these PRC domestic companies with technical, consulting and other services. In consideration of these services, these PRC domestic companies shall pay the WFOE fees equal to 100% of its net income of these PRC domestic companies, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. These PRC domestic companies has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.
Loan Agreement
The WFOE entered into a loan agreement with the Nominee Shareholders, to provide them loans solely for the purpose of contribution or increase of registered capital or working capital of these PRC domestic companies. The WFOE has the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOE or its designated person.
Vipshop
E-Commerce
was established by Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong on June 22, 2017. As of December 31, 2022, shareholders of Vipshop
E-Commerce
are Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong, holding 66.67% and 33.33% of the total equity interests in Vipshop
E-Commerce,
respectively. Vipshop
E-Commerce
holds the licenses necessary to conduct the Internet-related operations of vipshop.com and vip.com in China.

Risks in relation to the VIE structure
The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the Contractual Agreements, which include but are not limited to the following:

•
Substantial uncertainties and restrictions exist with respect to the interpretation and application of PRC laws and regulations relating to online commerce and provision of internet content in China. If the PRC government finds that the structure the Group have adopted for their business operations does not comply with PRC laws and regulations, the Group could be subject to severe penalties, including shut-down of their Vipshop Online Platform;

•
The Group relies on contractual arrangements with the consolidated variable interest entities and their respective shareholders for the operation of their business, which may not be as effective as direct ownership. If the consolidated variable interest entities and their respective shareholders fail to perform their obligations under these contractual arrangements, the Group may have to resort to arbitration or litigation to enforce their rights, which may be time-consuming, unpredictable, expensive, and damaging to their operations and reputation;

•	The shareholders of the significant consolidated variable interest entity have potential conflict of interest with the Group, which may adversely affect their business;

•
The Group may lose the ability to use and enjoy assets held by the consolidated variable interest entities that are important to the operation of their business if either such entity goes bankrupt or becomes subject to a dissolution or liquidation proceeding;

•	The Group’s business may be significantly affected by the PRC Foreign Investment Law;

•	The contractual arrangements with the consolidated variable interest entities may result in adverse tax consequences to the Group.

The financial information of the Group’s VIEs and VIEs’ subsidiaries, including total assets, total current liabilities, total liabilities, net revenues, total operating expenses, net income
and cash flows after intercompany eliminations are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Total assets	5,758,094	5,780,797

Total current liabilities	(3,368,308)	(1,596,162)

Total liabilities	(3,397,698)	(1,626,030)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	2,320,227	3,001,552	1,101,098
Total operating expenses	(658,336)	(1,369,792)	(86,115)
Net income	1,663,675	1,145,331	541,290

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	1,900,300	1,110,253	(1,892,620)
Net cash provided by (used in) investing activities	1,243,614	(329,498)	569,610
Net cash used in financing activities	—	(7,374)	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c)	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management made their estimates based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-down, fair value of assets acquired and liabilities assumed in business acquisition, impairment of goodwill and long-lived assets and valuation of other investments. Changes in facts and circumstances may result in revised estimates.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, time deposit and highly liquid investments with maturity of less than three months.
Restricted cash
(e)	Restricted cash
The Group’s restricted cash represents mainly deposits held in a designated bank account related to online payments service and other restricted cash items.
Short-term investments

(f)	Short-term investments
Short-term investments consist primarily of financial products offered by commercial banks in mainland China and Hong Kong with fixed maturity dates ranging from three months to one year.

Inventories

(g)	Inventories
Inventories consisting of products available for sales are valued at the lower of cost or net realizable value with cost determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of income and comprehensive income.
Inventory write-down is estimated based on significant management estimates and assumptions used to determine the write-down percentages that are applied to different aging groups and assess the condition of the merchandizes within each category. In determining the write-down percentages on inventories, the Company takes into considerations of factors, such as the inventories’ aging, historical trends, forecasted demands, expected selling prices and future promotional events.

Accounts receivable, net

(h)	Accounts receivables, net
Accounts receivables are mainly receivables from logistics and warehousing services rendered to the Group’s vendors, receivables from consumer financing business and receivables from payment platform, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Group makes estimates of expected credit losses for the allowance for credit losses based on assessment of various factors, including historical experience, the age of the accounts receivable balances, probabilities of default and loss given default rates of different types of accounts receivables in each business, credit quality of certain accounts receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.
Accounts receivables expected to be settled in more than one year as of the balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Loan receivables, net

(i)	Loan receivables, net
Loan receivables mainly represent microcredit made to qualified individual customers who are the end users of the Group’s online marketplace business. The loan periods extended by the Group to the individual customers mainly range from 3 months to 24 months. The Group makes estimates of expected credit loss for the allowance for credit losses based on assessment of various factors, including historical experience, the age of loan receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the counterparties. Uncollectible loan receivables are written off when the Group has exhausted all efforts and determined that it is probable the balance will not be collected.
The loan receivables expected to be settled in longer than a year as of balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Other receivables and prepayments, net

(j)	Other receivables and prepayments, net
Other receivables and prepayments mainly consisted of deposits, interest receivable, prepayment to suppliers related to procurement activities for goods and services, loans to third parties, VAT and EIT recoverable, advances to supplier related to financing activities and others. The Group makes estimates of expected credit loss for the allowance of other receivables based on assessment of various factors, including probability of default and loss given default rate of different types of other receivables in each business, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined that it is probable the balance will not be collected.

Property and equipment, net

(k)	Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in
O
ther operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	3 years
Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Land use rights, net

(l)	Land use rights, net
Land use rights represent the amounts paid and relevant costs incurred for the Group’s leases for the right of use for lands located in PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreements.

Intangible assets, net

(m)	Intangible assets, net
Acquired intangible assets mainly consist of trademarks and payment license acquired from third parties and from business combination.
Trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives.

Identifiable intangibles assets acquired in business combination are determined separately from goodwill based on their fair value if they satisfy either the “contractual-legal” or “separability” criterion.
Intangible assets with a definite economic life are carried at cost less accumulated amortization. Identifiable intangibles assets are amortized using the straight-line method over their respective economic lives.
Intangible assets acquired with indefinite lives are carried at cost less subsequent accumulated impairment loss. Cost to renew or extend the term of a recognized intangible asset is charged to profit or loss as incurred in the consolidated statements of income and comprehensive income.
Estimated economic lives of the intangible assets are as follows:

Estimated economic life
Trademarks	2-5 years
Payment license	Indefinite life

Investments in equity method investees and other investments
(n)	Investments in equity method investee and other investments
Investments accounted under the equity method
Equity investments for which the Group has significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment.
The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and future cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the fair value assessment of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value.
Equity investment with readily determinable fair value
Investments in equity securities that have readily determinable fair value and for which the Group does not have the ability to exercise significant influence are reported at fair value with unrealized gains and losses included in investment gain and revaluation of investments on the consolidated statements of income and comprehensive income.
Available-for-sale debt securities
For investments in investee’s shares which are determined to be debt securities, the Group accounts for as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses, net of taxes recorded in accumulated other comprehensive income or loss. Realized gains or losses on the sales of these securities are recognized in the consolidated statements of operations. The Group evaluates each individual investment periodically for impairment.
Equity investment without readily determinable fair value
The Group’s other investments comprise of investments in privately-held companies that do not have readily determinable fair value and investments in private equity funds accounted for under the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”). For investments in privately-held companies that do not have readily determinable fair value, the Group applied the measurement alternatives to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value and carrying amount of the investment as an impairment loss recorded in the consolidated statements of income and comprehensive income.

Impairment of long-lived assets
(o)	Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment writing down the carrying amount to the fair value of these assets.
The Group evaluates intangible asset that is not subject to amortization for impairment annually and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.
The Group recorded
long-lived assets
impairment of RMB47,022, RMB61,922 and RMB239,302 during the years ended December 31, 2020, 2021 and 2022, respectively, in general and administrative expenses on the consolidated statements of income and comprehensive income.

Goodwill

(p)	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.
If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value to measure the impairment loss. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows, which is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.
In 2020, 2021 and 2022, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit exceeded its carrying amount and, therefore, the management concluded that goodwill was not impaired as of December 31, 2020, 2021, and 2022 respectively.

Business combinations and non-controlling interests

(q)	Business combinations and non-controlling interests
In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an assets acquisition, no goodwill is recognized, and no deferred taxes are recognized in respect of the temporary differences existing on the acquisition date.
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred, liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.
In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.
For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income attributable to non-controlling
interests. The cumulative results of operations attributable to non-controlling
interests, are recorded as
non-controlling
interests on the Group’s consolidated balance sheets.

Leases

(r)	Leases
The Group leases office space, offline stores, apartments and certain equipment under operating leases for terms ranging from short term (under 12 months) to 16 years.
The scope of ASC 842 also includes land use rights and the accounting policy is included in Note 2(l).
From the Perspective of Lessee
The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset.
At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

A lease liability is recognized for future fixed lease payments and Right-of-use (“ROU”) assets representing the right to use the underlying asset during the lease term.
The Group uses the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. If lease terms include options to extend or terminate the lease, the ROU asset and lease liability are measured considering such options when it’s reasonably certain they could be exercised.
The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as operating lease liabilities, current and operating lease liabilities, non-current,
respectively, in the consolidated balance sheets.
The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses includes rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.
Repayments of operating liabilities, variable lease payments and short-term lease payments are classified in operating activities.
The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statements of income and comprehensive income on a straight-line basis over the lease term.
From the Perspective of Lessor
The Group leases shop spaces in outlet malls to brand shops and warehouse to suppliers under operating leases ranging from short term (under 12 months) to 20 years.
Under ASC 842, which permits a practical expedient that provides lessors an option not to separate lease and non-lease
components if both of the following criteria are met: (1) the timing and pattern of transfer of the lease and non-lease
component(s) are the same and (2) the lease component would be classified as an operating lease if it were accounted for separately. If both criteria are met, the combined component is accounted for in accordance with ASC 842 if the lease component is the predominant component of the combined component; otherwise, the combined component is accounted for in accordance with the revenue recognition standard. The Group determined that the lease arrangements meet the criteria applying the practical expedient and to account for the lease and non-lease
components as a single lease component under ASC 842. The Group recognized consideration received from the leases, together with other non-lease
components including common area maintenance arrangements on a straight-line basis as the lease component is the predominant component of the combined component.
The Group, as a lessor, retain substantially all of the risks and benefits of ownership of the properties and continue to account for its leases as operating leases. There’s no terms and conditions exist to grant the option for the tenant to purchase the properties upon termination of the lease. Renewal of the leases are negotiated before termination and penalty is imposed if the lessees early terminate the leases. The majority of the Group’s lease contracts are based on the higher of 1) fixed lease payment and 2) variable lease payment based on percentage of gross revenue generated by each tenant. The Group recognizes fixed lease income on a straight-line basis over the terms of the leases and variable lease income are recognized when incurred, both included in other revenues on the consolidated statements of income and comprehensive income. The lessees are generally required to provide the Group with a deposit, which is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group applies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Revenue recognition

(s)	Revenue recognition
The Group recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. For revenue recognition, the Group evaluates the arrangements within the scope of Topic 606 and performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Product revenue recognition
The majority of the Group’s revenue is derived from online product revenue. The Group generates revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandizes through its online platforms, including its internet website and cellular phone application. The Group recognizes revenue at the point of time when the goods have been received by the customers. The customers have the options to pay for the goods in advance or to pay over an agreed upon instalment period.
For offline product revenue and merchandizes sold through Shan Shan Outlets, the Group recognizes product revenue at the point of time when customers obtain control of the merchandises.
Revenue was recorded net of surcharges and value added tax (“VAT”) of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. Revenues also include fees charged to customers for shipping and handling expenses for online product revenue.
To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods or services have been transferred to a customer or handling the return of the goods after transfer of control to the customers, and has discretion in establishing the price of the specified goods or services. The Group records all product revenue on a gross basis except for the products sold where the Company only provides platform access for certain third-party merchants.
Return rights
The Group offers online sales customers with an unconditional right of return for a period of 7
days upon receipt of the products. Accordingly, the Group estimates the expected customer merchandize returns, based on historical return patterns, to record the revenue reversal and a corresponding refund liability which is included in accrued expenses and other current liabilities (Note 13).
Other revenues
Other revenues primarily consist of product promotion and online advertising revenues, lease income mainly earned from the Shan Shan Outlets and warehouses, fees charged to third-party merchants where the Company provides platform access for sales of their products, logistic services revenue to third-parties, loan facilitation service income and membership fee income.

The Group provides promotion and advertising services to the merchants on its platform as well as third-party marketing affiliate’s website or mobile apps. The Group recognizes revenue from pay for performance marketing services for which the customers are charged based on effective clicks or sales, or display the advertising services over the agreed period or based on the rate at per thousand of impressions.
Shan Shan Outlets leases shop space to various brand shops and the warehouses to the suppliers, the related revenue is accounted under ASC Topic 842—Leases, please refer to detail information in Note 2(r).
The Group charges commission fees to third-party merchants for access to the Group’s platform for sales of their products. The Group is not generally responsible for fulfilling the promised contracts, as it does not bear the inventory risk, nor has the discretion in establishing prices. Upon successful sales on the Group’s online platforms, the Group charges the third-party merchants commission fees.
Revenue from logistic services are recognized at the point of time upon completion of the performance of services.
In connection with the Group’s product revenues, certain approved customers have the option to pay for the goods over an installment period up to 24 months. Significant financing component exists in sales paid by installments. The Group elected the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. For the contracts with installment period over 12 months, the transaction price is adjusted for the effects of the time value of money which is equivalent to the amounts charged in separate financing transaction between the Group and its customers at contract inception. The revenues earned from the financing service is recognized over the installment period and included in other revenues.
The Group cooperates with banks and third-party consumer financing companies to provide consumer loans to qualified customers, and is entitled to service channel fees calculated as a percentage of the loan amounts. Revenue is recognized when the banks or third-party consumer financing companies grant customers the loans. The Group is not responsible for any activity post loan originations nor does it provide any guarantee for the loans. The Group considers its performance obligation is completed upon the loan origination and the service fee is recognized as revenue at that point in time.
The Group has a paid online membership program called Super VIP, which allows its members to enjoy certain privileges. The revenue related to the membership fee is recognized on a straight-line basis over the period of the membership.

Membership reward program
Shan Shan outlets grant reward points to customers when they purchased goods from shops in outlets operated by the Company. These reward points can be used as credits against payment on future purchases.
Shan Shan outlets considers reward points derived from its own shops in the outlets as a separate performance obligation and allocates the transaction price proportionally between the product sold and reward points granted on a relative standalone selling price basis taking into consideration of the likelihood of future redemption based on historical experience and the equivalent value per reward points when redeemed. The deferred income related to reward points from its own shops is considered as a contract liability which
is not material to the Group’s consolidated financial statements as a whole.
Remaining performance obligations
Remaining performance obligation represent the transaction price allocated to unsatisfied or partially unsatisfied performance obligations. For the years ended December 31, 2021 and 2022, the Group had unfulfilled performance obligations for products to be
t
ransfe
r
red
 to customers of RMB1,618.8 million and RMB1,538.0 million, and performance obligations mainly related to Super VIP membership fee and reward points of RMB380.7 million and RMB357.8 million, respectively. The Group expects revenue to be recognized for the remaining performance obligations within the next year. The remaining performance obligations are accounted under advance from customers and deferred income.

Disaggregation of revenue
The Group disaggregates its product revenue from different types of contracts with customers by nature, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 26 for information. The Group disaggregates its other revenue from different types of contracts with customers by service income and lease income, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. The amounts of service income and lease income were RMB3.96 billion and RMB445.0 million, RMB4.71 billion and RMB1.09 billion, RMB4.43 billion and RMB1.47 billion for the years ended December 31, 2020, 2021 and 2022, respectively.
Contract balances
The estimated returns of inventory remained
in-transit
were recorded as contract assets included in inventory. The balance of contract assets is
RMB294,251 and RMB238,230 as of December 31, 2021 and 2022, respectively.
The Group’s contract liabilities mainly consist of prepayments from customers, Super VIP membership fee, reward points and refund liability related to estimated return. As of December 31, 2021 and 2022, the balances of the contract liabilities are RMB2,369.4 million and RMB2,235.6 million, included in advances from customers, deferred income and accrued expenses and other current liabilities.
Contract liabilities except for refund liability related to estimated return of RMB369.9 million as of January 1, 2021 were recognized as revenue during the year ended December 31, 2022. Contract liabilities except for refund liability related to estimated return of RMB339.8 million as of year ended December 31, 2022 are expected to be realized in the following year.

Cost of revenues

(t)	Cost of revenues
Cost of revenues consists primarily of cost of merchandizes sold, inventory write-down, cost related to logistics service rendered to customers, cost related to generating promotion and advertising revenue, occupancy cost for retail shops including rental cost, maintenance costs, depreciation expenses and utility cost of the outlets. The amounts of inventory write-down were RMB554,850, RMB35,346 and RMB130,660 for the years ended December 31, 2020, 2021 and 2022, respectively. Cost of revenues does not include fulfillment expenses and on-line
payment processing fee, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.
The Group provides financing to some of its suppliers by advancing them cash for portions of accounts payables the Group owes to them, and receives interest over the financing periods which is presented as a reduction to cost of revenues. The advances to these suppliers related to the Group’s financing activities have no offsetting rights against the Group’s accounts payables to these suppliers, and are presented as part of other receivables and prepayments in the consolidated balance sheets Note 5.

Fulfilment expenses
(u)	Fulfilment expenses
Fulfillment expenses primarily consist of personnel expenses of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.
Marketing expenses

(v)	Marketing expenses
Marketing expenses primarily consist of personnel expenses of marketing staff, advertising costs, agency fees and costs for promotional materials.
Advertising expenses are charged to the consolidated statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB3.08 billion, RMB 3.28 billion and RMB 1.75 billion for the years ended December 31, 2020, 2021 and 2022, respectively.

Technology and content expenses

(w)	Technology and content expenses
Technology and content expenses primarily consist of personnel expenses of the staff in the technology and system department, telecommunications expenses, catalog publishing expenses.

General and administrative expenses

(x)	General and administrative expenses
General and administrative expenses primarily consist of personnel expenses for retail and corporate employees, legal, finance, information systems, rental expenses, payment processing fees and other corporate overhead costs.

Government Grants
(y)	Government Grants
Government grants consist of grants related to depreciable assets and other cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Other subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use and tax rebates are recognized when cash is received. RMB395,042, RMB503,685 and RMB 451,664 of government grants recognized were included in other operating income for the years ended December 31, 2020, 2021 and 2022, respectively.

Foreign currency transactions and translations
(z)	Foreign currency transactions and translations
The functional currency of the Company, Vipshop HK and other offshores subsidiaries is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the VIEs is RMB. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at the prevailing exchange rates as of the balance sheet date. Transactions in foreign currencies are translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.
RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.
The value of RMB is subject to changes by central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB16.99 billion and RMB18.11 billion as at December 31, 2021 and 2022, respectively.

Convenience translation
( aa )	Convenience translation
Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of 6.8972 to US$1.00, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2022.

Taxation
(a
b
) Taxation
Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing the consolidated financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements at the end of each reporting period and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes
(a
c
) Value added taxes (“VAT”)
The Group’s PRC
entities
are subject to VAT at rates ranged from 3% to 13% since

April 2019, on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the goods purchased and utilized in the production of goods that have generated the gross sales proceeds and service delivered. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Comprehensive income (loss)
(a
d
) Comprehensive income (loss)
Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, comprehensive income (loss) is reported in the consolidated statements of income and comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments and changes in
fair value of debt securities derived from the share of loss of an equity method investee.

Concentration and risks
(a
e
) Concentration and risks
Concentration of customers and suppliers
There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2020, 2021 and 2022.
Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, net, short-term investments, amounts due from related parties, net and other receivables, net.
The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily consist of receivables from logistics and warehousing services rendered to the Group’s vendors, receivables from consumer financing business and receivables from payment platform. Other receivables mainly consisted of deposits, interest receivable, loans to third parties and advances to suppliers related to financing activities. Amounts due from related parties are loans, deposits and prepayments related to purchases of goods and services from the entities controlled by shareholders of the Group. There are no significant credit risk concentrated with any specific end customers under consumer financing, microcredit loans or suppliers under financing service arrangements. The risk with respect to other items under account and other receivables and amount due from related parties is mitigated by credit evaluations the Group performs on its customers or suppliers and its ongoing monitoring processes of outstanding balances.

On January 1, 2020, the Group adopted ASU 2016-13 using the modified retrospective transition method. ASU 2016-13 replaces the incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model for its financial instruments within the scope of this standard, which are primarily accounts receivable, other receivables, and loan receivables. The cumulative effect from the adoption as of January
 1, 2020 was RMB90,770, which is recorded in retained earnings.

Fair value of financial instruments
(a f )	Fair value of financial instruments
Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables, payables, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair value due to the short-term maturity of these instruments. The carrying amounts of the long-term receivables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market.
The Group measures its equity investment with readily determinable fair value at its quoted price in active markets.
The Group measures its
available-for-sale
debt securities at fair value based on the recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. These investments are classified as level 2 measurement. When no recent transactions are available, a market approach will be used by the Group to measure fair value. The market approach takes into consideration a number of factors including market multiples derived from a set of comparable. The Group has classified these investments as level 3 measurement.
As a practical expedient, the Group uses NAV or its equivalent to measure the fair value of its certain fund investment which the Group does not have the ability to exercise significant influence. NAV is primarily determined based on information provided by external fund administrators. The Company’s investments valued at NAV as a practical expedient are private equity funds, which represent the investment in other investment
s
on the balance sheet.

Certain cash-settled share-based compensation arrangements granted by Shan Shan Outlets are recorded as Level 3 financial instruments which are revalued at each reporting period end. The fair value of the liability relating to the cash-settled share-based compensation arrangements was determined using the Monte Carlo Simulation through simulation of the future net profits of the Shan Shan Outlets as disclosed in Note 25(c).

Share-based compensation
(a g )	Share-based compensation
Employee share-based compensation
Share-based payments made to employees, including equity-classified employee share options, non-vested shares issued to employees and liability-classified employee share options, which the Group has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the fair value of the awards, which are determined on the grant date for equity-classified employee share options and each reporting period end for liability-classified employee share options. The Group recognizes compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the fair value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up
adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.
Non-employee
share-based compensation
Share-based compensation made to
non-employees
are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee
services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the share price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.
As the quantity and terms of the equity instruments issued to non-employees
are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair value at each of the financial reporting dates, and attributes the changes in those fair value over the future services period until the measurement date has been established.

Earnings per share
(a h )	Earnings per share
Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Treasury shares
(a i )	Treasury shares
Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury shares. The cost of treasury shares is reclassified to “additional paid-in
capital” when it is
re-issued
for the purpose of share options exercised and share awards.

Segment reporting
(a j )	Segment reporting
Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
For the years ended December 31,2020, the Group has determined it has four operating segments, Vip.com, internet finance, Shan Shan Outlets and offline shops, in which the CODM reviews its financial result on a regular basis. From the year ended December 31, 2021, City Outlets is determined as a new additional operating segment. Vip.com and Shan Shan Outlets have been identified as reportable segments. Internet finance, offline shops and City Outlets operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold. The financial information of the respective segments are disclosed in Note 2
6
.

Recent accounting pronouncements
(a k )	Recent accounting pronouncements
Recently adopted accounting pronouncements
In October 2021, the FASB issued ASU
2021-08,“Business
Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers .”
The amendments in this Update address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The amendments in this Update require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers.
For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments.
Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. The Group adopted the new standard beginning January 1, 2022 with no material impact on the consolidated financial statements.
On November 17, 2021, the FASB issued ASU
2021-10,
which requires business entities to provide certain disclosures when they (1) have received government assistance and (2) use a grant or contribution accounting model by analogy to other accounting guidance. The guidance in ASU
2021-10
is effective for all entities for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Group adopted the new standard beginning January 1, 2022 with no material impact on the consolidated financial statements.

Recently accounting pronouncements issued not yet adopted
In June 2022, the FASB issued ASU
2022-03,
“ Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. “The ASU improves financial reporting for investors and other financial statement users by increasing comparability of financial information across reporting entities that have investments in equity securities measured at fair value that are subject to contractual restrictions preventing the sale of those securities. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. For all entities except investment companies as defined under Topic 946, Financial Services—Investment Companies, the amendments in this ASU should be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. An entity that qualifies as an investment company under Topic 946 should apply the amendments to an investment in an equity security subject to a contractual sale restriction that is executed or modified on or after the date of adoption. An investment company with an equity security subject to a contractual sale restriction that was executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before the adoption of the amendments (that is, if an investment company was incorporating the effects of the restriction in the measurement of fair value, it would continue to do so). The Group is currently assessing the impact that ASU
2022-03
will have on its future consolidated financial statements.